Document and Entity Information	Aug. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-51173
Entity Registrant Name	Catalyst Biosciences, Inc.
Entity Central Index Key	0001124105
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2020050
Entity Address, Address Line One	611 Gateway Blvd
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	871-0761
Title of 12(b) Security	Common Stock
Trading Symbol	CBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false